UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-4670

DWS Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period:3/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2009 (Unaudited)

DWS RREEF Global Infrastructure Fund

	Shares	Value ($)

Common Stocks 97.4%
Australia 3.5%
Transurban Group (Unit) (Cost $1,803,456)	649,619	2,115,292
Canada 10.2%
Enbridge, Inc.	149,600	4,313,103
Fortis, Inc.	51,350	901,720
TransCanada Corp.	36,100	854,111

(Cost $6,866,820)		6,068,934
France 1.3%
Societe des Autoroutes Paris-Rhin-Rhone (Cost $697,394)	12,280	782,801
Hong Kong 3.1%
Hong Kong & China Gas Co., Ltd. (Cost $1,794,518)	1,177,000	1,862,088

Italy 2.2%
Terna-Rete Elettrica Nationale SpA (Cost $1,301,032)	425,000	1,323,950
Luxembourg 4.2%
SES "A" (FDR) (Cost $2,418,107)	131,450	2,513,216
Mexico 1.0%
Grupo Aeroportuario del Sureste SAB de CV "B" (ADR) (Cost $623,175)	20,350	585,673
Netherlands 2.6%
Koninklijke Vopak NV (Cost $1,164,043)	37,980	1,519,941
Portugal 2.7%
Brisa (Cost $1,642,112)	234,000	1,613,643
Spain 8.9%
Abertis Infraestructuras SA	37,830	591,421
Enagas	176,000	2,496,414
Red Electrica Corporacion SA	56,900	2,221,188

(Cost $6,147,086)		5,309,023
Switzerland 1.3%
Flughafen Zuerich AG (Registered) (Cost $899,713)	4,300	774,513
United Kingdom 18.9%
Inmarsat PLC	129,680	910,847
National Grid PLC	827,500	6,362,069
Pennon Group PLC	234,600	1,355,976
Severn Trent PLC	162,100	2,298,615
United Utilities Group PLC	49,400	342,250

(Cost $13,111,176)		11,269,757
United States 37.5%
AGL Resources, Inc.	22,650	600,905
American Tower Corp. "A"*	116,425	3,542,813
Aqua America, Inc.	15,650	313,000
Atmos Energy Corp.	26,100	603,432
CenterPoint Energy, Inc.	171,750	1,791,352
Consolidated Edison, Inc.	39,850	1,578,459
Crown Castle International Corp.*	159,625	3,257,946
ITC Holdings Corp.	30,200	1,317,324
Northeast Utilities	132,300	2,856,357
NSTAR	53,100	1,692,828
PG&E Corp.	30,200	1,154,244
Plains All American Pipeline LP	6,450	237,102
Southern Union Co.	19,550	297,551
Spectra Energy Corp.	134,050	1,895,467
Wisconsin Energy Corp.	30,300	1,247,451

(Cost $20,986,585)		22,386,231

Total Common Stocks (Cost $59,455,217)		58,125,062
Cash Equivalents 1.1%
Cash Management QP Trust, 0.53% (a) (Cost $641,954)	641,954	641,954
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $60,097,171) †	98.5	58,767,016
Other Assets and Liabilities, Net	1.5	924,726

Net Assets	100.0	59,691,742
Portfolio holdings in real estate entities outside the United States are generally organized as either corporations, trusts or partnerships subject to the tax laws of their country of domicile.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†

The cost for federal income tax purposes was $70,560,937. At March 31, 2009, net unrealized depreciation for all securities based on tax cost was $11,793,921. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,289,168 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $15,083,089.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
FDR: Fiduciary Depositary Receipt

At March 31, 2009, the DWS RREEF Global Infrastructure Fund had the following sector diversification:

Sector	Market Value ($)	As a % of Common Stocks
Utilities	32,319,622	55.6%
Industrials	7,983,284	13.7%
Telecommunication Services	7,711,606	13.3%
Energy	7,597,334	13.1%
Consumer Discretionary	2,513,216	4.3%
Total	58,125,062	100.0%

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund's investments.

Valuation Inputs	Investments in Securities
Level 1	$ 29,040,838
Level 2	29,726,178
Level 3	-
Total	$ 58,767,016

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Global Infrastructure Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS RREEF Global Infrastructure Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 20, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        May 20, 2009